Cover	Jun. 05, 2023
Cover [Abstract]
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 05, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0422242
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-36492
Entity Address City Or Town	Wichita
Entity Address State Or Province	KS
City Area Code	620
Local Phone Number	325-6363
Security 12b Title	Common Stock
Trading Symbol	UAVS
Security Exchange Name	NYSEAMER
Entity Address Address Line 1	8863 E. 34th Street North
Entity Address Postal Zip Code	67226